Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2015
Information about Changes in Fair Value of Level 3 Assets Pertaining to Asset-Backed Securities

The following table summarizes, certain additional information about changes in the fair value of Level 3 assets pertaining to asset-backed securities for the year ended March 31, 2015:

Particulars	As of March 31, 2015
	(in millions)

Beginning balance at April 1, 2014	Rs.	0
Total gains or losses (realized/unrealized)
-Included in earnings		0
-Included in other comprehensive income		(315.0)
Purchases/additions		16,564.4
Sales		0
Issuances		0
Settlements		0
Transfers in Level 3		0
Transfers out of Level 3		0
Foreign currency translation adjustment		0

Ending balance at March 31, 2015	Rs.	16,249.4

Total amount of gains or (losses) included in earnings attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	Rs	0

Investments
Fair Value Measured on Recurring Basis

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 695.4 million on a recurring basis as of March 31, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Trading account securities	Rs.	65,077.9	Rs.	25.9	Rs.	65,052.0	Rs.	0
Securities Available-for-Sale		908,128.9		341.1		907,787.8		0

Total	Rs.	973,206.8	Rs.	367.0	Rs.	972,839.8	Rs.	0

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 704.4 million (US$ 11.3 million) on a recurring basis as of March 31, 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Trading account securities	Rs.	61,292.8	Rs.	0	Rs.	61,292.8	Rs.	0
Securities Available-for-Sale		1,503,708.4		105,008.8		1,382,450.2		16,249.4

Total	Rs.	1,565,001.2	Rs.	105,008.8	Rs.	1,443,743.0	Rs.	16,249.4

Total	US$	25,116.5	US$	1,685.4	US$	23,170.3	US$	260.8

Derivative
Fair Value Measured on Recurring Basis

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	142,479.3	Rs.	0	Rs.	142,479.3	Rs.	0
Derivative liabilities	Rs.	124,176.3	Rs.	0	Rs.	124,176.3	Rs.	0

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	72,415.7	Rs.	0	Rs.	72,415.7	Rs.	0
Derivative liabilities	Rs.	71,767.5	Rs.	0	Rs.	71,767.5	Rs.	0